Accounting pronouncements adopted	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Description Of New Accounting Pronouncements Adopted [Text Block]
3.	Accounting pronouncements adopted:

During the year ended December 31, 2018, the Company adopted the Accounting Standards Codification 606 (“ASC 606”), Revenue from Contracts with Customers, using the modified retrospective method. The Company has recognized the cumulative effect of applying ASC 606 as an adjustment to the opening balance of deficit.  The comparative information has not been restated and will continue to be reported under the accounting standards in effect for those periods. The adoption of ASC 606 did not have a material impact on its statement of operations and comprehensive loss or on its statement of cash flows. The majority of the Company’s revenue continues to be recognized when products are shipped from its warehousing and logistics facilities.  There were no changes to the treatment of cash flows and cash will continue to be collected in line with contractual terms. The cumulative effect of the adoption of ASC 606 on the Company’s consolidated January 1, 2018 balance sheet is summarized in the following table:

	December 31, 2017	Adjustments	January 1, 2018

Deferred revenue	$2,502	$300	$2,802
Deficit	$(392,865)	$(300)	$(393,165)

The transition adjustment arose from the Company’s treatment of an upfront payment it received from one of its distributors for the rights to distribute one of the Company’s commercialized products.  The upfront payment was previously amortized immediately upon receipt over a 10-year term.  Under ASC 606, the upfront payment has been deferred.

ASC 606 requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers under a five-step model: (i) identify contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when or as a performance obligation is satisfied. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and identifies performance obligations that are distinct. The Company then recognizes as revenue the amount of the transaction price when the performance obligation is satisfied. The majority of the Company’s revenue is recognized when products are shipped from its warehousing and logistics facilities. The Company accounts for shipping and handling activities that are performed after a customer has obtained control of a good as fulfillment costs rather than as separate performance obligations.

The following table presents the Company’s revenues disaggregated by revenue source:

Year ended December 31,	2018	2017

Cardiology	$22,497	$22,753
Antibiotic	6,177	1,255
	$28,674	$24,008

The Company also disaggregates revenues by geography (note 19).

During the year ended December 31, 2018, the Company adopted ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”, which requires that amounts generally described as restricted cash to be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. Aside from conforming to new cash flow presentation and restricted cash disclosure requirements, the adoption of ASU 2016-18 did not have a material impact on the Company’s financial position and results of operations.

During the year ended December 31, 2018, the Company adopted ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The new standard clarifies certain aspects of the statement of cash flows and aims to reduce diversity in practice regarding how certain transactions are classified in the statement of cash flows. The adoption of this guidance did not have a material impact on the Company's financial position and results of operations.

During the year ended December 31, 2018, the Company adopted ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfer of Assets Other Than Inventory. This new standard eliminates the deferral of the tax effects of intra-entity asset transfers other than inventory. As a result, the income tax consequences from the intra-entity transfer of an asset other than inventory and associated changes to deferred taxes will be recognized when the transfer occurs. The adoption of this guidance did not have a material impact on the Company's financial position and results of operations.

During the year ended December 31, 2018, the Company adopted ASU 2018-07, “Improvements to Nonemployee Share-Based Payment Accounting”. ASU 2018-07 is intended to more closely align the accounting for employee and non-employee share-based payments. Under the new guidance, the measurement of equity-classified non-employee awards will be fixed at the grant date. The adoption of this guidance did not have a material impact on the Company’s financial position and results of operations.